Advances to suppliers, net (Tables)	12 Months Ended
Sep. 30, 2021
Advances to suppliers, net
Schedule of advances to suppliers

	September 30,	September 30,
	2021	2020

Advances for raw materials purchase	$10,949,095	$1,664,158
Less: allowance for doubtful accounts	(148,617)	(102,884)
Advances to suppliers, net	$10,800,478	$1,561,274

Schedule of movement of allowance for doubtful accounts

	September 30,	September 30,
	2021	2020

Balance at beginning of year	$102,884	$44,526
Addition to allowance for doubtful accounts	90,278	94,065
Recovery in allowance for doubtful accounts	(50,013)	(37,900)
Translation adjustments	5,468	2,193
Balance at end of year	$148,617	$102,884